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
PROSPECTUS SUPPLEMENT DATED FEB. 29, 2008*
                                                                                       PRODUCT FORM #
PRODUCT NAME                                                       NATIONAL                       NEW YORK
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)               S-6467 L (5/07)                S-6471 J (5/07)
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND       S-6477 L (5/07)
  3
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE             S-6406 K (5/07)                S-6410 G (5/07)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE        S-6273 K (5/07)                S-6362 G (5/07)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS
  VARIABLE ANNUITY
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE             S-6407 H (5/07)
  ANNUITY -- BAND 3
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE           S-6503 E (9/07)                S-6504 E (9/07)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)
  VARIABLE ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4
  ACCESS(R) VARIABLE ANNUITY
  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE                      S-6199 J (5/07)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)         S-6418 J (5/07)                S-6419 K (5/07)
  VARIABLE UNIVERSAL
  LIFE IV -- ESTATE SERIES
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE         S-6202 K (5/07)                S-6203 J (5/07)
  RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURACE              S-6196 U (5/07)                S-6185 N (5/07)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                 S-6194 AH (5/07)               S-6171 AJ (5/07)
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                       S-6189 L (5/07)                S-6211 J (5/07)

This information in this supplement updates and amends certain information contained in your current variable annuity contract or variable life insurance policy Product Prospectus. Please read it carefully and keep it with your variable annuity contract or variable life insurance policy Product Prospectus.

At a Joint Special Meeting of Shareholders of the RiverSource Variable Portfolio Funds, held on Jan. 29, 2008, shareholders who owned shares on Nov. 30, 2007, approved the following proposals:

   1. The reorganization of each RiverSource Variable Portfolio Fund into a corresponding newly-formed series of RiverSource Variable Series Trust, a Massachusetts business trust.

   2. The merger of RiverSource Variable Portfolio -- Core Bond Fund (Core Bond
   Fund) into RiverSource Variable Portfolio -- Diversified Bond Fund (Diversified Bond Fund), a fund that seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Core Bond Fund invests primarily, and Diversified Bond Fund invests at least 50%, in securities included the Lehman Brothers Aggregate Bond Index, which are investment grade and denominated in U.S. dollars. Unlike Core Bond Fund, which does not invest in securities rated below investment grade, Diversified Bond Fund may invest up to 50% in lower-quality (junk) bonds.

The merger is expected to take place on March 10, 2008. Upon the merger, Core Bond Fund is no longer available as an investment option under any contract or policy.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6407-1 A (2/08)

Destroy: May 1, 2008.